Notes Payable - Related Parties (Details) - USD ($)			1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 11, 2020	Jan. 19, 2019	Jun. 09, 2020	Jul. 02, 2019	Jan. 19, 2019	Dec. 20, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 23, 2021	Sep. 13, 2019
Notes Payable - Related Parties (Textual)
Convertible note payable - related party affiliate							$ 34,000		$ 34,000
Convertible note payable - related party officer							30,000		30,000	27,670
Borrowed amount										670
Promissory note								$ 138,430
Repayments net advances										95,000
Interest expense							22,810
Unpaid balance	$ 450
Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable							$ 840,000		$ 840,000
Convertible note payable, description							Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.		Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible note payable - related party affiliate							$ 688,444		$ 688,444
Convertible note payable - related party officer							73,116		69,391
Accrued interest							198,394		$ 174,232	125,968
Payment of interest and principal							4,555
Interest expense							10,861
Unpaid balance							3,725
Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description									Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019.
Convertible note payable - related party affiliate							152,042		$ 166,995
Convertible note payable - related party officer										27,670
Accrued interest							27,392		21,838	$ 11,350
Repayments net advances							72,803		82,025
Payment of advances							57,850		221,950
CEO One [Member]
Notes Payable - Related Parties (Textual)
Note bears interest			10.00%
Common stock			50.00%
Interest expense			$ 17,000
Current liability							60,000		13,032
CEO One [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable							17,920		45,000
CEO [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable				$ 15,000								$ 17,000
Convertible note payable, description				The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.
Accrued interest					$ 195,000
Promissory note		$ 200,000				$ 400,000
Note bears interest		12.00%	10.00%			12.00%
Note matures						12 months
Note maturity date		Sep. 23, 2021				Jan. 07, 2024
Payment of interest and principal						$ 5,000					$ 2,500
Common stock			50.00%
Interest expense			$ 15,000
Current liability							$ 120,000		90,000
CEO [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable									$ 34,969
Convertible note payable, description							The note principal and put premium were $15,000, and $15,000, at March 31, 2020 and September 30, 2019. Accrued interest was $1,081, at March 31, 2020.		The note principal, put premium and interest balances are $15,000, $15,000 and $319 at September 30, 2019.
Accrued interest							$ 1,081		$ 367,500
Borrowed amount							$ 57,019
CEO [Member] | Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description							The note principal and put premium were $17,000, and $17,000, at March 31,2020 and September 30, 2019.		The note principal, put premium and interest balances are $17,000, $17,000 and $71 at September 30, 2019.
Accrued interest							$ 935